Genco Chapter 11 Bankruptcy (Summary of Liabilities Subject to Compromise) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Liabilities Subject To Compromise, Accrued Interest	$ 7
Debt and Accrued Interest	832
7.00% Senior Notes Series H, due 2018
Debt Instrument [Line Items]
Liabilities Subject To Compromise Debt	300
6.30% Senior Notes Series I, due 2020
Debt Instrument [Line Items]
Liabilities Subject To Compromise Debt	250
7.95% Senior Notes Series F, due 2032
Debt Instrument [Line Items]
Liabilities Subject To Compromise Debt	$ 275